Fees Summary	Jan. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000	[1],[2],[3]
Previously Paid Amount	0
Total Fee Amount	138.10
Total Offset Amount	0
Net Fee	$ 138.10	[1]

[1]	The Registrants previously registered securities having a maximum aggregate offering price of $15 billion on Form S-3 (File Nos. 333-270532 and 333-270532-01) filed on April 27, 2023, as amended by Pre-Effective Amendment No. 1 on April 25, 2023, which became effective on April 27, 2023 (the “Prior Registration Statement”). In respect of the Prior Registration Statement, the Registrants (i) paid via offset from a prior registration statement (File No. 333-236148) the registration fee of $1,046,900 in respect of $9.5 billion in newly-registered securities (fee rate of $110.20 per million) (such fee offset was applied pursuant to Rule 457(p) under the Securities Act) and (ii) utilized previously-paid registration fees of (x) $24,240 in respect of $200 million in carry forward securities (fee rate of $121.20 per million) and (y) $687,940 in respect of $5.3 billion in carry forward securities (fee rate of $129.80 per million) (in each case, the carry forward securities remained unsold from a prior registration statement (File Nos. 33-239017 and 333-239017-01) and were included in the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act). Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective amendment the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6), the filing fees paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered (as applicable), in addition to the securities registered in this filing, and the related fees. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
[2]	The Registration Statement also covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of (i) an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under the Registration Statement and (ii) an indeterminate amount of other securities of the Registrants initially offered and sold under other registration statements. All such market-making transactions with respect to securities that are made pursuant to a prospectus supplement relating to, and after the effectiveness of, the Registration Statement are being made pursuant to the base prospectus contained in the Registration Statement.
[3]	There is being registered hereby such indeterminate amount of the identified classes of securities as may from time to time be issued at indeterminate prices. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fees are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the Registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the "Registration Statement"). The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), and such amount will be updated prior to the effectiveness of the Registration Statement. In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units.